Annual Fund Operating Expenses - Class S - Thrivent Money Market Fund - Class S	Feb. 28, 2021
Operating Expenses:
Management Fees	0.35%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.49%
Less Fee Waivers and/or Expense Reimbursements	0.10%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.39%